Registration Nos. 333-124214
  811-21757

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post Effective Amendment No. 127	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 121	[X]
(Check appropriate box or boxes)

American Independence Funds Trust
(Exact Name of Registrant as Specified in Charter)

1345 AVENUE OF THE AMERICAS, 2nd FLOOR
 NEW YORK, NY 10105
(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3490

 JOHN PILEGGI, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
1345 AVENUE OF THE AMERICAS, 2nd FLOOR
NEW YORK, NY 10105
(Name and Address of Agent for Service)

COPIES TO:
JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
 NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 127 to the Registration Statement on Form N-1A of the American Independence Funds Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 126 on Form N‑1A filed February 26, 2016. This PEA No. 127 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 126 to the Trust’s Registration Statement, solely with respect to the AI Large Cap Growth Fund, the AI JAForlines Risk-Managed Allocation Fund, the AI Navellier International Fund, the AI Kansas Tax-Exempt Bond Fund, the AI Boyd Watterson Core Plus Fund, the AI U.S. Inflation-Protected Fund and the Rx Dynamic Stock Fund.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 9th day of March 2016.

AMERICAN INDEPENDENCE FUNDS TRUST

By:	/s/ John J. Pileggi
John J. Pileggi, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John J. Pileggi	President and Chief Executive	March 9, 2016
John J. Pileggi	Officer

/s/ Susan L. Silva	Treasurer, Principal Financial and	March 9, 2016
Susan L. Silva	Accounting Officer, and Secretary

/s/ Jeffrey J. Haas*	Chairman of the Board	March 9, 2016
Jeffrey J. Haas*	and Trustee

/s/ Peter L. Ochs*	Trustee	March 9, 2016
Peter Ochs

/s/ Thomas Kice*	Trustee	March 9, 2016
Thomas Kice

/s/ George Mileusnic*	Trustee	March 9, 2016
George Mileusnic

/s/ Darlene DeRemer*	Trustee	March 9, 2016
Darlene DeRemer

By: /s/ Susan L. Silva
Susan L. Silva, Attorney-in-Fact pursuant to Power of Attorney filed December 29, 2015, Accession No. 0001581466-15-000188.

EXHIBITS

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase